UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869


                     FRANKLIN FLOATING RATE MASTER TRUST
                     -----------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000
                                                   --------------

Date of fiscal year end: 7/31

Date of reporting period: 1/31/08

      ITEM 1. REPORTS TO STOCKHOLDERS.


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS ENDED
                                                   JANUARY 31, 2008                        YEAR ENDED JULY 31,
                                                     (UNAUDITED)           2007          2006          2005        2004        2003
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                   $   9.51      $     9.77    $     9.85    $     9.84    $   9.69    $   9.58
                                                   ---------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income                                  0.320           0.655         0.565         0.398       0.334       0.464
   Net realized and unrealized gains (losses)            (0.438)         (0.258)       (0.076)        0.013       0.151       0.111
                                                   ---------------------------------------------------------------------------------
Total from investment operations                         (0.118)          0.397         0.489         0.411       0.485       0.575
                                                   ---------------------------------------------------------------------------------
Less distributions from net investment income            (0.322)         (0.657)       (0.569)       (0.401)     (0.335)     (0.465)
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period                         $   9.07      $     9.51    $     9.77    $     9.85    $   9.84    $   9.69
                                                   ---------------------------------------------------------------------------------

Total return b                                            (1.30)%          4.09%         5.09%         4.23%       5.08%       6.19%

RATIOS TO AVERAGE NET ASSETS c
Expenses before waiver and payments by affiliates          0.98%           0.95%         0.95%         0.95%       0.98%       1.02%
Expenses net of waiver and payments by affiliates          0.60% d         0.60% d       0.60% d       0.60% d     0.60% d     0.60%
Net investment income                                      6.84%           6.70%         5.76%         4.08%       3.34%       4.86%

SUPPLEMENTAL DATA
Net assets, end of period (000's)                      $562,163      $1,069,720    $1,140,854    $1,121,133    $757,987    $218,647
Portfolio turnover rate                                    8.84%          77.72%        78.29%        72.38%      54.41%      75.69%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Total return is not annualized for periods less than one year.

c Ratios are annualized for periods less than one year.

d Benefit of expense reduction rounds to less than 0.01%.


  Semiannual Report
| The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

                                                                                                                         % OF
                                                                                           PRINCIPAL                      NET
                                                                            COUNTRY         AMOUNT a        VALUE        ASSETS
 b,c SENIOR FLOATING RATE INTERESTS
     ADVERTISING/MARKETING SERVICES
     Dex Media West LLC,
        Term Loan B1, 6.33% - 6.38%, 3/09/10                              United States  $   1,170,897  $    1,143,545      0.20
        Term Loan B2, 5.48% - 6.65%, 3/09/10                              United States        760,377         742,615      0.13
     Idearc Inc., Term Loan B, 6.83%, 11/17/14                            United States      4,519,573       4,131,301      0.74
     R.H. Donnelley Inc., Term Loan D-2, 4.75% - 6.66%, 6/30/11           United States      1,643,162       1,563,263      0.28
                                                                                                        --------------  --------
                                                                                                             7,580,724      1.35
                                                                                                        --------------  --------
     AEROSPACE & DEFENSE
     BE Aerospace Inc., Term Loan B, 6.47% - 6.79%, 8/24/12               United States        616,667         606,855      0.11
     CACI International Inc., Term Loan B, 5.53% - 6.65%, 5/03/11         United States      1,398,371       1,343,317      0.24
     Dyncorp International LLC, Term Loan B, 6.875%, 2/11/11              United States      2,618,526       2,457,042      0.44
     Hawker Beechcraft Inc.,
        Synthetic L/C, 4.73%, 3/26/14                                     United States        195,035         177,716      0.03
        Term Loan B, 6.83%, 3/26/14                                       United States      2,287,677       2,084,532      0.37
     ILC Industries Inc., Term Loan B, 7.093%, 2/24/12                    United States        803,237         763,661      0.14
     Spirit Aerosystems Inc. (Onex Wind Finance LP), Term Loan
       B, 6.901%, 12/31/11                                                United States      2,982,312       2,941,276      0.52
     TransDigm Inc., Term Loan B, 6.858%, 6/23/13                         United States      4,400,000       4,225,804      0.75
     Vought Aircraft Industries Inc., Term Loan B, 7.34%, 12/22/11        United States      1,257,089       1,183,914      0.21
                                                                                                        --------------  --------
                                                                                                            15,784,117      2.81
                                                                                                        --------------  --------
     APPAREL/FOOTWEAR
     Hanesbrands Inc., Term Loan B, 4.994% - 5.016%, 9/05/13              United States        753,285         715,349      0.13
                                                                                                        --------------  --------
     APPAREL/FOOTWEAR RETAIL
     Easton Bell Sports Inc., Term Loan B, 6.85% - 6.90%, 3/16/12         United States      1,874,854       1,700,398      0.30
                                                                                                        --------------  --------
     AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER
     Cooper Standard Automotive Inc.,
        Term Loan B, 7.375%, 12/23/11                                        Canada          1,914,577       1,817,565      0.32
        Term Loan C, 7.375%, 12/23/11                                     United States      4,751,215       4,510,471      0.80
     Dayco Products LLC (Mark IV), Term Loan B, 7.41% - 9.65%, 6/23/11    United States      3,430,776       3,006,080      0.53
     Key Safety Systems Inc., Term Loan B, 6.18% - 7.09%, 3/10/14         United States      2,580,500       2,167,981      0.39
     TRW Automotive Inc., Tranche B-1 Term Loan, 6.688%, 2/09/14          United States      1,375,077       1,322,976      0.24
                                                                                                        --------------  --------
                                                                                                            12,825,073      2.28
                                                                                                        --------------  --------
     AUTOMOTIVE AFTERMARKET
     Affinia Group Inc., Term Loan B, 7.96%, 11/30/11                     United States      2,262,586       2,163,688      0.39
     United Components Inc., Term Loan D, 6.38% - 6.89%, 6/29/12          United States      2,433,290       2,313,378      0.41
                                                                                                        --------------  --------
                                                                                                             4,477,066      0.80
                                                                                                        --------------  --------
     BROADCASTING
     Citadel Broadcasting Corp., Term Loan B, 4.905% - 6.455%, 6/12/14    United States      7,022,642       6,052,885      1.08
     Entravision Communications Corp., Term Loan B, 6.23%, 3/29/13        United States      3,332,433       3,090,032      0.55
     Gray Television Inc., Term Loan B, 6.21%, 12/31/14                   United States      3,100,000       2,718,297      0.48
     LBI Media Inc., Term Loan B, 4.771%, 3/31/12                         United States        982,500         893,348      0.16
     Mission Broadcasting Inc., Term Loan B, 6.58%, 10/01/12              United States      2,289,649       2,157,467      0.38
     Nexstar Broadcasting Inc., Term Loan B, 6.58%, 10/01/12              United States      2,167,991       2,042,833      0.36
     Spanish Broadcasting System Inc., Term Loan B, 6.58%, 6/11/12        United States      1,945,000       1,777,905      0.32
     Univision Communications Inc., Term Loan B, 5.494% - 5.521%,
       9/29/14                                                            United States      6,281,879       5,183,204      0.92
                                                                                                        --------------  --------
                                                                                                            23,915,971      4.25
                                                                                                        --------------  --------
     BUILDING PRODUCTS
     Goodman Global Holdings Inc., Term Loan C, 6.588%, 12/15/11          United States        692,226         681,981      0.12
     Headwaters Inc., Term Loan B, 6.884% - 8.00%, 4/30/11                United States      1,134,074       1,084,980      0.19
     Mueller Water Products Inc., Term Loan B, 4.994% - 6.893%, 5/26/14   United States      2,126,631       1,987,358      0.35
     NCI Building Systems Inc., Term Loan B, 6.39% - 6.88%, 6/18/10       United States      1,625,721       1,542,890      0.28
     Nortek Inc., Term Loan, 5.53% - 7.75%, 8/27/11                       United States      7,824,411       7,174,438      1.28
                                                                                                        --------------  --------
                                                                                                            12,471,647      2.22
                                                                                                        --------------  --------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

     CABLE/SATELLITE TELEVISION
     Charter Communications Operating LLC, Term Loan, 5.26%, 3/06/14      United States  $   2,008,399  $    1,758,315      0.31
     CSC Holdings Inc. (Cablevision), Incremental Term Loan, 6.896%,
       3/29/13                                                            United States      5,628,518       5,191,807      0.93
     Discovery Communications Inc., Term Loan B, 6.83%, 5/14/14           United States        784,759         743,607      0.13
     Insight Midwest Holdings, Term Loan B, 6.48%, 4/02/14                United States      3,307,500       3,039,559      0.54
     Intelsat Corp. (Panamsat), Term Loan B2, 6.60%, 1/03/14              United States      6,337,229       5,550,398      0.99
     Intelsat Subsidiary Holding Co. Ltd., Term Loan B, 6.35%,
       6/30/13                                                            United States      2,361,018       2,164,793      0.39
     MCC Iowa,
        Term Loan D-1, 5.13% - 5.74%, 1/31/15                             United States      1,980,734       1,801,993      0.32
        Term Loan D-2 (Delayed Draw), 5.07% - 5.74%, 1/31/15              United States      1,520,887       1,383,643      0.25
     Mediacom LLC, Term Loan C, 5.13% - 6.60%, 1/31/15                    United States        768,403         691,056      0.12
     UPC Financing Partnership, Term Loan N, 6.381%, 12/31/14              Netherlands       4,000,000       3,592,800      0.64
                                                                                                        --------------  --------
                                                                                                            25,917,971      4.62
                                                                                                        --------------  --------
     CASINOS/GAMING
     Ameristar Casinos Inc., Term Loan B, 7.428%, 11/10/12                United States      1,989,848       1,931,048      0.34
     CCM Merger Inc. (MotorCity Casino), Term Loan B, 6.843% - 7.151%,
       7/13/12                                                            United States        821,607         779,508      0.14
     Greektown Holdings LLC,
        Term Loan B, 7.188%, 12/03/12                                     United States      2,232,561       2,100,438      0.37
        Term Loan B Add-On, 8.00%, 12/03/12                               United States        421,058         396,140      0.07
     Green Valley Ranch Gaming LLC, Term Loan B, 6.843% - 7.081%,
       2/16/14                                                            United States      3,323,025       2,985,040      0.53
     Herbst Gaming Inc.,
        Delayed Draw Term Loan, 9.218% - 9.33%, 12/02/11                  United States        430,083         407,285      0.07
        Term Loan B, 9.218% - 9.643%, 12/02/11                            United States        858,000         812,517      0.14
     Las Vegas Sands LLC, Term Loan B, 6.58%, 5/23/14                     United States        949,200         843,305      0.15
     VML U.S. Finance LLC (Venetian Macau),
        Delay Draw, 7.08%, 5/25/12                                           Macau           1,976,190       1,802,049      0.32
        New Project Term Loans, 7.08%, 5/25/13                               Macau           1,000,000         925,010      0.17
        Term Loan B, 7.08%, 5/24/13                                          Macau             523,810         476,934      0.09
                                                                                                        --------------  --------
                                                                                                            13,459,274      2.39
                                                                                                        --------------  --------
     CHEMICALS: MAJOR DIVERSIFIED
     Celanese U.S. Holdings LLC, Dollar Term Loan, 6.479%, 4/02/14        United States      2,266,525       2,098,916      0.37
     Huntsman International LLC, Term Loan B, 5.035%, 4/21/14             United States      2,840,275       2,687,439      0.48
     Ineos U.S. Finance LLC,
        Term Loan B2, 7.357%, 12/16/13                                    United States        666,000         615,431      0.11
        Term Loan C2, 7.857%, 12/23/14                                    United States        666,000         614,678      0.11
     Invista Canada Co., Term Loan B2, 6.33%, 4/29/11                        Canada            670,303         641,466      0.12
     Invista SARL, Term Loan B1, 6.33%, 4/29/11                            Luxembourg        1,281,022       1,225,913      0.22
     Univar Inc., OPCO Tranche Term Loan B, 7.887%, 10/11/14              United States      1,514,286       1,427,275      0.25
                                                                                                        --------------  --------
                                                                                                             9,311,118      1.66
                                                                                                        --------------  --------
     CHEMICALS: SPECIALTY
     Brenntag Holding GmbH & Co. KG,
        Acquisition Facility, 5.794%, 1/20/14                                Germany           451,636         413,139      0.07
        Term Loan B2, 5.794%, 1/20/14                                     United States      1,848,364       1,690,809      0.30
     Cognis GmbH, Term Loan C, 6.991%, 9/15/13                               Germany         2,300,000       2,053,946      0.36
     Hexion Specialty Chemicals BV, Term Loan C-2, 7.125%, 5/03/13         Netherlands       1,122,512       1,057,189      0.19
     Hexion Specialty Chemicals Inc., Term Loan C-1, 7.50%, 5/03/13       United States      5,167,428       4,866,714      0.87
     ISP Chemco LLC, Term Loan B, 6.438% - 6.938%, 6/04/14                United States      3,084,500       2,878,887      0.51
     Nalco Co., Term Loan B, 5.08% - 6.48%, 11/04/10                      United States      1,496,469       1,457,037      0.26
     Oxbow Carbon LLC,
        Delayed Draw Term Loan, 6.83%, 5/08/14                            United States        280,470         258,265      0.05
        Term Loan B, 6.83% - 7.50%, 5/08/14                               United States      3,132,911       2,884,879      0.51
     Rockwood Specialties Group Inc., Term Loan E, 4.744%, 7/30/12        United States      1,694,020       1,606,287      0.29
     Vertellus Specialties Inc., Term Loan, 9.375%, 12/10/12              United States      1,527,778       1,478,415      0.26
                                                                                                        --------------  --------
                                                                                                            20,645,567      3.67
                                                                                                        --------------  --------
     COAL
     Alpha Natural Resources LLC, Term Loan B, 6.593%, 10/26/12           United States      1,008,709         974,474      0.17
                                                                                                        --------------  --------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

     COMMERCIAL PRINTING/FORMS
     Cenveo Corp.,
        Delayed Draw Term Loan, 6.66%, 6/21/13                            United States  $      24,206  $       22,481      0.01
        Term Loan C, 6.66%, 6/21/13                                       United States      1,525,061       1,416,400      0.25
                                                                                                        --------------  --------
                                                                                                             1,438,881      0.26
                                                                                                        --------------  --------
     CONSUMER SUNDRIES
     Central Garden & Pet Co., Term Loan B, 5.03% - 5.78%, 9/30/12        United States      2,641,273       2,265,473      0.40
     Chattem Inc., Term Loan B, 6.103% - 6.127%, 1/02/13                  United States        439,000         423,999      0.08
                                                                                                        --------------  --------
                                                                                                             2,689,472      0.48
                                                                                                        --------------  --------
     CONTAINERS/PACKAGING
     Altivity Packaging LLC (Bluegrass Container Co.),
        Delayed Draw First Lien Term Loan, 5.646% - 7.08%, 6/30/13        United States        539,854         519,339      0.09
        First Lien Term Loan, 5.646% - 7.08%, 6/30/13                     United States      1,804,247       1,735,686      0.31
     Graham Packaging Co. LP, New Term Loan, 6.813% - 7.75%, 10/07/11     United States      2,699,095       2,509,783      0.45
     Smurfit-Stone Container Canada Inc.,
        Term Loan C, 6.688% - 7.125%, 11/01/11                               Canada            559,387         538,432      0.10
        Term Loan C-1, 6.688%, 11/01/11                                      Canada            187,263         179,368      0.03
     Smurfit-Stone Container Enterprises,
        L/C Term Loan, 4.747%, 11/01/10                                   United States        261,990         252,666      0.04
        Term Loan B, 6.875% - 7.125%, 11/01/11                            United States        293,723         282,720      0.05
                                                                                                        --------------  --------
                                                                                                             6,017,994      1.07
                                                                                                        --------------  --------
     DATA PROCESSING SERVICES
     InfoUSA Inc.,
        2007 Term Loan, 6.83%, 2/10/12                                    United States      1,386,000       1,339,278      0.24
        Term Loan B, 6.83%, 2/10/12                                       United States      2,901,247       2,803,446      0.50
                                                                                                        --------------  --------
                                                                                                             4,142,724      0.74
                                                                                                        --------------  --------
     ELECTRIC UTILITIES
     Dynegy Holdings Inc.,
        Term L/C Facility, 4.761%, 4/02/13                                United States      3,716,004       3,391,002      0.60
        Term Loan B, 6.04%, 4/02/13                                       United States        383,036         349,536      0.06
     NRG Energy Inc.,
        Credit Link, 6.48%, 2/01/13                                       United States      1,759,818       1,648,562      0.29
        Term Loan, 6.58%, 2/01/13                                         United States      3,811,638       3,570,667      0.64
     Texas Competitive Electric Holdings Co. LLC,
        Term Loan B-2, 8.396%, 10/10/14                                   United States      4,985,000       4,596,963      0.82
        Term Loan B-3, 8.396%, 10/10/14                                   United States        997,500         900,074      0.16
                                                                                                        --------------  --------
                                                                                                            14,456,804      2.57
                                                                                                        --------------  --------
     ELECTRICAL PRODUCTS
     Edwards (Cayman Islands II) Ltd., Term Loan B, 7.081%, 5/31/14      Cayman Islands        711,785         570,744      0.10
     EnerSys Capital Inc., New 2007 Term Loans, 6.75%, 3/17/11            United States      2,637,442       2,570,821      0.46
                                                                                                        --------------  --------
                                                                                                             3,141,565      0.56
                                                                                                        --------------  --------
     ELECTRONIC COMPONENTS
     Flextronics International USA Inc.,
        Term Loan A, 7.394% - 7.395%, 10/01/14                            United States      2,402,016       2,292,316      0.41
        Term Loan A-1, 7.455%, 10/01/14                                   United States        690,234         658,711      0.12
     H3C Holdings Ltd., Term Loan B, 8.141%, 9/28/12                     Cayman Islands      3,465,000       3,258,139      0.58
     Marvell Technology Group Ltd., Term Loan, 7.33%, 11/09/09               Bermuda         3,651,438       3,563,511      0.63
                                                                                                        --------------  --------
                                                                                                             9,772,677      1.74
                                                                                                        --------------  --------
     ELECTRONICS/APPLIANCES
     DEI Sales Inc., Term Loan B, 7.043%, 9/22/13                         United States      1,761,578       1,339,275      0.24
     Jarden Corp.,
        Term Loan B1, 6.58%, 1/24/12                                      United States        615,828         586,767      0.10
        Term Loan B2, 6.58%, 1/24/12                                      United States      3,346,183       3,178,204      0.57
                                                                                                        --------------  --------
                                                                                                             5,104,246      0.91
                                                                                                        --------------  --------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

     ENVIRONMENTAL SERVICES
     Allied Waste North America Inc.,
        Credit Link, 4.50%, 3/28/14                                       United States  $     969,904  $      911,158      0.16
        Term Loan B, 5.43% - 6.88%, 3/28/14                               United States      1,613,182       1,515,475      0.27
     Casella Waste Systems Inc., Term Loan B, 5.709% - 6.878%, 4/28/10    United States      1,139,714       1,058,202      0.19
     EnviroSolutions Inc., Term Loan B, 8.349% - 8.439%, 7/07/12          United States      2,830,882       2,723,195      0.48
     IESI Corp., Term Loan B, 6.559% - 6.819%, 1/21/12                    United States      1,900,000       1,746,575      0.31
     Safety-Kleen Systems Inc.,
        Synthetic L/C, 5.25%, 8/02/13                                     United States        305,085         291,399      0.05
        Term Loan B, 7.188%, 8/02/13                                      United States      1,154,873       1,103,065      0.20
                                                                                                        --------------  --------
                                                                                                             9,349,069      1.66
                                                                                                        --------------  --------
     FINANCE/RENTAL/LEASING
     Ashtead Group PLC, Term Loan, 6.688%, 8/31/11                       United Kingdom      1,584,000       1,484,176      0.26
     Bakercorp., Term Loan C, 5.521% - 7.191%, 5/08/14                    United States      2,382,000       2,283,219      0.41
     Hertz Corp.,
        Credit Link, 4.91%, 12/21/12                                      United States        163,883         157,038      0.03
        Term Loan B, 6.75% - 6.92%, 12/21/12                              United States        908,603         870,649      0.16
     RSC Holdings III, ABL Term Loan, 6.40% - 6.58%, 11/27/12             United States      3,456,250       3,387,125      0.60
                                                                                                        --------------  --------
                                                                                                             8,182,207      1.46
                                                                                                        --------------  --------

     FOOD DISTRIBUTORS
     OSI Group LLC,
        German Term Loan, 7.198%, 9/02/11                                    Germany           430,000         412,860      0.07
        Netherlands Term Loan, 7.198%, 9/02/11                             Netherlands         537,500         516,075      0.09
        U.S. Term Loan, 7.198%, 9/02/11                                   United States        967,500         928,936      0.17
                                                                                                        --------------  --------
                                                                                                             1,857,871      0.33
                                                                                                        --------------  --------

     FOOD: MAJOR DIVERSIFIED
     Pinnacle Foods Finance LLC, Term Loan B, 7.479% - 7.593%, 4/02/14    United States      2,309,666       2,058,328      0.37
                                                                                                        --------------  --------

     FOOD: MEAT/FISH/DAIRY
     Bumble Bee Foods LLC, Term Loan B, 6.305% - 7.161%, 5/02/12          United States        800,000         764,632      0.14
     Dean Foods Co., Term Loan B, 6.58%, 4/02/14                          United States      3,850,775       3,600,914      0.64
                                                                                                        --------------  --------
                                                                                                             4,365,546      0.78
                                                                                                        --------------  --------
     FOOD: SPECIALTY/CANDY
     CBRL Group (Cracker Barrel),
        Term Loan B1, 6.40%, 4/27/13                                      United States          2,008           1,878      0.00 d
        Term Loan B2 (Delayed Draw), 6.38% - 6.40%, 4/27/13               United States            817             764      0.00 d
     Herbalife International Inc., Term Loan B, 4.78%, 7/21/13            United States      1,159,933       1,113,338      0.20
                                                                                                        --------------  --------
                                                                                                             1,115,980      0.20
                                                                                                        --------------  --------

     GAS DISTRIBUTORS
     Niska Gas Storage Canada ULC (C/R Gas),
        Asset Sale Term Loan, 6.741%, 5/13/11                                Canada            343,100         328,278      0.06
        Canadian Term Loan, 7.323%, 5/12/13                                  Canada          1,990,952       1,890,170      0.33
     Niska Gas Storage U.S. LLC (C/R Gas),
        Delay Draw, 6.808%, 5/12/13                                       United States        218,403         205,472      0.04
        U.S. Term Loan, 7.323%, 5/12/13                                   United States        322,419         302,780      0.05
                                                                                                        --------------  --------
                                                                                                             2,726,700      0.48
                                                                                                        --------------  --------

     GENERIC PHARMACEUTICALS
     Mylan Inc., Term Loan B, 6.625% - 8.125%, 10/02/14                   United States      1,100,000       1,074,502      0.19
                                                                                                        --------------  --------

     HOME FURNISHINGS
     National Bedding Co. LLC, Term Loan, 5.27% - 7.00%, 2/28/13          United States      2,420,214       2,093,824      0.37
   e Sealy Mattress Co., Revolver, 5.773% - 7.75%, 4/14/11                United States        412,500         388,430      0.07
     Simmons Bedding Company, Term Loan D, 4.875% - 7.375%, 12/19/11      United States      2,255,627       2,068,816      0.37
                                                                                                        --------------  --------
                                                                                                             4,551,070      0.81
                                                                                                        --------------  --------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

     HOMEBUILDING
     CONTECH Construction Products Inc., Term Loan B, 5.28% - 6.54%,
       1/31/13                                                            United States  $   2,969,284  $    2,767,313      0.49
     Stile Acquisition Corp. (Masonite), Canadian Term Loan, 5.331% -
       6.83%, 4/05/13                                                        Canada          1,266,296       1,096,353      0.19
     Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan, 5.331% -
       6.83%, 4/05/13                                                     United States      1,268,454       1,098,221      0.20
                                                                                                        --------------  --------
                                                                                                             4,961,887      0.88
                                                                                                        --------------  --------

     HOSPITAL/NURSING MANAGEMENT
     Community Health Systems Inc., Term Loan, 7.331%, 7/25/14            United States      5,388,985       4,986,886      0.89
     HCA Inc., Term Loan B-1, 7.08%, 11/18/13                             United States      3,691,907       3,420,493      0.61
     Health Management Associates Inc., Term Loan B, 5.021% - 6.58%,
       2/28/14                                                            United States      3,087,394       2,724,239      0.48
     Iasis Healthcare LLC,
      e Delayed Draw Term Loan, 7.151%, 3/14/14                           United States        705,882         659,125      0.12
        Initial Term Loan, 5.244% - 6.83%, 3/14/14                        United States      2,770,795       2,587,257      0.46
        Synthetic L/C, 6.236%, 3/14/14                                    United States        254,372         237,522      0.04
     United Surgical Partners International Inc.,
      e Delayed Draw Term Loan, 6.791% - 7.43%, 4/19/14                   United States        115,265         105,160      0.02
        Term Loan B, 5.49%, 4/19/14                                       United States      1,106,049       1,009,082      0.18
     Vanguard Health Holding Co. II LLC, Replacement Term Loan, 5.521%,
       9/23/11                                                            United States      3,342,038       3,059,235      0.54
                                                                                                        --------------  --------
                                                                                                            18,788,999      3.34
                                                                                                        --------------  --------

     HOUSEHOLD/PERSONAL CARE
     Acco Brands Corp., Term Loan B, 5.701% - 6.732%, 8/17/12             United States        973,241         905,368      0.16
     Prestige Brands Inc., Term Loan B, 6.968% - 7.093%, 4/06/11          United States        963,137         932,480      0.17
                                                                                                        --------------  --------
                                                                                                             1,837,848      0.33
                                                                                                        --------------  --------

     INDUSTRIAL CONGLOMERATES
     FCI USA,
        Term Loan B1, 6.849%, 11/01/13                                    United States      1,350,000       1,266,246      0.22
        Term Loan C1, 6.849%, 11/03/14                                    United States      1,350,000       1,255,163      0.22
     GPS CCMP Merger Corp. (Generac), Term Loan B, 7.203%, 11/09/13       United States      5,693,239       4,753,342      0.85
     PlayPower Inc., Term Loan B, 7.58%, 6/30/12                          United States        629,528         592,121      0.11
     TriMas Co. LLC,
        Term Loan B, 5.494% - 5.516%, 8/02/13                             United States      2,925,061       2,832,366      0.50
        Tranche B-1 L/C, 7.086%, 8/02/13                                  United States        683,559         664,740      0.12
                                                                                                        --------------  --------
                                                                                                            11,363,978      2.02
                                                                                                        --------------  --------

     INDUSTRIAL MACHINERY
     Bucyrus International Inc., Tranche B Dollar Term Loan, 6.229% -
       6.624%, 5/04/14                                                    United States      1,289,759       1,228,831      0.22
     CI Acquisition Inc. (Chart Industries), Term Loan B, 6.875% -
       7.188%, 10/17/12                                                   United States        962,662         934,590      0.17
     Colfax Corp., Term Loan B, 7.125%, 11/30/11                          United States      2,455,489       2,426,416      0.43
     Dresser Inc., Term Loan B, 5.771% - 6.449%, 5/04/14                  United States      4,290,167       4,052,750      0.72
     Husky Injection Molding Systems Ltd. (Ontario Inc.), Term Loan,
       7.166%, 12/14/12                                                      Canada          1,300,000       1,262,105      0.22
     RBS Global Inc. (Rexnord Corp.),
        Incremental Tranche B-2, 7.401%, 7/22/13                          United States      1,283,750       1,241,527      0.22
        Term Loan, 6.426% - 6.459%, 7/22/13                               United States      2,803,279       2,711,696      0.48
     Sensus Metering Systems Inc.,
        Term Loan B1, 5.926% - 7.04%, 12/17/10                            United States      4,904,078       4,731,798      0.84
        Term Loan B2, 6.718% - 6.901%, 12/17/10                             Luxembourg         318,623         307,429      0.06
                                                                                                        --------------  --------
                                                                                                            18,897,142      3.36
                                                                                                        --------------  --------

     INVESTMENT BANKS/BROKERS
     Amwins Group Inc., First Lien Term Loan, 7.59% - 8.07%, 6/08/13      United States      2,786,000       2,208,992      0.39
     BNY ConvergEx Group LLC,
        First Lien Term Loan, 7.83%, 10/02/13                             United States      3,178,571       2,960,076      0.53
        Incremental Term Loan B, 7.71%, 10/02/13                          United States        337,535         314,333      0.06
     TD Ameritrade Holding Corp., Term Loan B, 6.35%, 12/31/12            United States        137,965         132,412      0.02
                                                                                                        --------------  --------
                                                                                                             5,615,813      1.00
                                                                                                        --------------  --------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

     INVESTMENT MANAGERS
     Nuveen Investments Inc., Term Loan B, 6.285% - 7.858%, 11/13/14      United States  $   2,400,000  $    2,300,592      0.41
                                                                                                        --------------  --------

     LIFE/HEALTH INSURANCE
     Conseco Inc., Term Loan, 5.271%, 10/10/13                            United States      3,958,243       3,558,975      0.63
                                                                                                        --------------  --------

     MAJOR TELECOMMUNICATIONS
     Alaska Communications Systems Holdings Inc.,
        2005 Incremental Loan, 6.58%, 2/01/12                             United States        728,567         680,853      0.12
        2006 Incremental Loan, 6.58%, 2/01/12                             United States        300,000         280,251      0.05
     Wind Telecomunicazioni SpA,
        Term Loan B-2, 7.875%, 9/30/13                                        Italy          3,150,000       3,061,013      0.54
        Term Loan C-2, 8.375%, 9/30/14                                        Italy          3,150,000       3,048,885      0.54
                                                                                                        --------------  --------
                                                                                                             7,071,002      1.25
                                                                                                        --------------  --------

     MEDICAL SPECIALTIES
     Bausch and Lomb Inc.,
      e Delayed Draw Term Loan, 6.511%, 04/28/15                          United States         60,000          58,650      0.01
        Parent Term Loan B, 8.08%, 4/28/15                                United States        480,000         469,200      0.08
     Carestream Health Inc., Term Loan, 5.244% - 6.83%, 4/30/13           United States        364,826         325,866      0.06
     DJO Finance LLC, Term Loan B, 8.00%, 5/20/14                         United States      3,250,000       3,185,618      0.57
                                                                                                        --------------  --------
                                                                                                             4,039,334      0.72
                                                                                                        --------------  --------

     MEDICAL/NURSING SERVICES
     AMR Holdco/EmCare Holdco, Term Loan B, 6.023% - 7.146%, 2/10/12      United States      1,342,858       1,297,160      0.23
     DaVita Inc., Term Loan B-1, 4.78% - 6.52%, 10/05/12                  United States      4,577,225       4,350,963      0.77
     Fresenius Medical Care Holdings Inc., Term Loan B, 5.818% -
       6.437%, 3/31/13                                                    United States      3,493,750       3,303,655      0.59
     HealthSouth Corp., Term Loan B, 5.78% - 6.92%, 3/10/13               United States      2,020,150       1,893,891      0.34
     U.S. Oncology Inc., Term Loan B, 5.994% - 7.58%, 8/20/11             United States      2,067,979       1,977,423      0.35
                                                                                                        --------------  --------
                                                                                                            12,823,092      2.28
                                                                                                        --------------  --------

     MISCELLANEOUS COMMERCIAL SERVICES
     Acxiom Corp., Term Loan B, 5.709% - 6.599%, 9/14/12                  United States        525,417         497,359      0.09
     Affiliated Computer Services Inc.,
        Additional Term Loan, 5.281% - 6.411%, 3/20/13                    United States        836,790         797,302      0.14
        Term Loan B, 5.285%, 3/20/13                                      United States      1,274,000       1,213,880      0.22
     ARAMARK Corp.,
        Synthetic L/C, 5.198%, 1/26/14                                    United States        156,225         141,195      0.02
        Term Loan B, 6.705%, 1/26/14                                      United States      2,459,088       2,222,499      0.40
     Audatex North America Inc., Domestic Term Loan C, 7.063%,
       5/16/14                                                            United States      1,090,753       1,016,920      0.18
     CCC Information Services Group Inc., Term Loan B, 7.36%, 2/10/13     United States      1,564,108       1,510,068      0.27
     Corporate Express U.S. Finance Inc.,
        Term Loan D-1, 6.991% - 7.01%, 12/23/10                           United States      1,255,209       1,206,544      0.21
        Term Loan D-1 Add-On, 6.991% - 7.01%, 12/23/10                    United States      1,328,738       1,281,834      0.23
     Dealer Computer Services Inc. (Reynolds & Reynolds), First Lien
       Term Loan, 6.843%, 10/26/12                                        United States      5,746,773       5,401,852      0.96
     Duratek Inc. (EnergySolutions), Term Loan B, 7.099%, 6/07/13         United States        852,793         821,853      0.15
     Emdeon Business Services LLC, First Lien Term Loan, 6.83%, 11/16/13  United States      2,375,662       2,263,127      0.40
     EnergySolutions LLC,
        Synthetic L/C, 6.239%, 6/07/13                                    United States        108,318         104,558      0.02
        Synthetic L/C (Add-On), 6.239%, 6/07/13                           United States      1,000,000         949,730      0.17
        Term Loan B, 7.099%, 6/07/13                                      United States      1,777,017       1,715,337      0.30
     First Data Corp.,
        Term Loan B-1, 7.58% - 7.634%, 9/24/14                            United States      1,750,779       1,585,450      0.28
        Term Loan B-2, 7.58% - 7.634%, 9/24/14                            United States        274,035         247,887      0.04
     Language Lines Inc., Term Loan B, 6.52%, 6/11/11                     United States      1,345,848       1,287,613      0.23
     NEP II Inc., Term Loan B, 7.108%, 2/18/14                            United States        955,521         892,437      0.16
     Nielsen Finance LLC (VNU Inc.), Term Loan B, 6.661% - 7.15%,
       8/09/13                                                            United States      6,180,575       5,662,087      1.01
     Travelport LLC,
        Delayed Draw Term Loan, 7.08%, 8/23/13                            United States      3,752,938       3,442,720      0.61
        Synthetic L/C, 7.08%, 8/23/13                                     United States        535,332         491,081      0.09
        Term Loan B, 7.08%, 8/23/13                                       United States      2,667,981       2,447,445      0.44
                                                                                                        --------------  --------
                                                                                                            37,200,778      6.62
                                                                                                        --------------  --------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

     MOVIES/ENTERTAINMENT
     24 Hour Fitness Worldwide Inc., Term Loan B, 5.71% - 7.33%,
       6/08/12                                                            United States  $   1,965,000  $    1,831,007      0.33
     AMF Bowling Worldwide Inc., Term Loan B, 7.646% - 8.063%, 6/08/13    United States      1,990,000       1,830,203      0.33
  f  Cinemark USA Inc., Term Loan, 6.07% - 6.98%, 10/05/13                United States      3,950,946       3,603,262      0.64
     Cinram International, Term Loan B, 6.878%, 5/05/11                       Canada         1,326,956       1,017,590      0.18
     National CineMedia LLC, Term Loan, 6.87%, 2/13/15                    United States      1,200,000       1,081,824      0.19
     Regal Cinemas Corp., Term Loan, 6.33%, 10/27/13                      United States      4,023,224       3,734,968      0.66
     Zuffa LLC, Term Loan B, 6.938%, 6/19/15                              United States      3,482,500       2,848,197      0.51
                                                                                                        --------------  --------
                                                                                                            15,947,051      2.84
                                                                                                        --------------  --------
     OIL & GAS PIPELINES
     Knight Inc. (Kinder Morgan), Term Loan B, 4.78%, 5/30/14             United States      1,391,496       1,379,004      0.25
                                                                                                        --------------  --------
     OIL & GAS PRODUCTION
     Helix Energy Solutions Group, Term Loan B, 6.377% - 6.83%, 7/01/13   United States      1,817,787       1,758,473      0.31
                                                                                                        --------------  --------
     OIL REFINING/MARKETING
     Citgo Petroleum Corp., Term Loan B, 4.864%, 11/15/12                 United States      1,954,397       1,869,146      0.33
                                                                                                        --------------  --------
     OILFIELD SERVICES/EQUIPMENT
     Petroleum Geo-Services ASA, Term Loan B, 6.58%, 6/29/15                  Norway         3,681,500       3,486,896      0.62
                                                                                                        --------------  --------
     OTHER CONSUMER SERVICES
     Affinion Group Inc., Term Loan B, 6.459% - 7.482%, 10/17/12          United States      3,736,171       3,509,572      0.62
     Education Management LLC, Term Loan C, 7.00%, 6/01/13                United States      2,443,335       2,264,834      0.40
     FTD Inc., Term Loan B, 5.021%, 7/28/13                               United States      1,298,209       1,251,551      0.22
     Laureate Education Inc., Closing Date Term Loan, 8.729%, 9/25/14     United States      1,737,581       1,641,632      0.29
     Protection One Inc., Term Loan C, 5.54% - 7.32%, 3/31/12             United States        916,606         833,296      0.15
     Sabre Inc., Term Loan B, 5.244%, 9/30/14                             United States        304,146         250,198      0.05
     VICAR Operating Inc.,
        Incremental Term Loan, 4.813%, 5/16/11                            United States        893,250         851,080      0.15
        Term Loan B, 4.813%, 5/16/11                                      United States        939,780         895,413      0.16
                                                                                                        --------------  --------
                                                                                                            11,497,576      2.04
                                                                                                        --------------  --------
     OTHER CONSUMER SPECIALTIES
     Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 6.718%,
       12/21/11                                                           United States      1,824,366       1,765,603      0.31
                                                                                                        --------------  --------
     OTHER METALS/MINERALS
     Thompson Creek Metals Co., First Lien Term Loan, 9.40%, 10/26/12     United States      2,360,900       2,296,542      0.41
                                                                                                        --------------  --------
     PACKAGED SOFTWARE
     SunGard Data Systems Inc., New U.S. Term Loan, 6.898%, 2/28/14       United States      4,445,907       4,131,453      0.73
                                                                                                        --------------  --------
     PERSONNEL SERVICES
     Allied Security Holdings LLC, Term Loan D, 7.83%, 6/30/10            United States        864,009         807,892      0.14
                                                                                                        --------------  --------
     PROPERTY-CASUALTY INSURANCE
     Affirmative Insurance Holdings Inc., Term Loan, 6.744% - 8.406%,
       1/31/14                                                            United States      1,871,173       1,724,323      0.31
                                                                                                        --------------  --------
     PUBLISHING: BOOKS/MAGAZINES
     Wenner Media LLC, Term Loan B, 6.593%, 10/02/13                      United States      2,723,876       2,556,058      0.45
                                                                                                        --------------  --------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

     PUBLISHING: NEWSPAPERS
     Canwest Mediaworks LP, Term Loan B, 7.081%, 7/10/12                      Canada     $   2,686,500  $    2,580,195      0.46
     MediaNews Group Inc.,
        Term Loan B, 6.58%, 12/30/10                                      United States        895,050         810,226      0.14
        Term Loan C, 7.08%, 8/02/13                                       United States      1,871,500       1,620,644      0.29
     Tribune Co., Term Loan B, 7.91%, 5/16/14                             United States      5,762,995       4,346,019      0.77
                                                                                                        --------------  --------
                                                                                                             9,357,084      1.66
                                                                                                        --------------  --------
     PULP & PAPER
     Georgia-Pacific Corp.,
        Additional Term Loan, 6.58% - 6.896%, 12/20/12                    United States        913,788         855,589      0.15
        Term Loan B, 6.58% - 6.896%, 12/20/12                             United States      4,607,099       4,341,085      0.77
     NewPage Corp., Term Loan, 8.688%, 12/10/14                           United States        589,213         573,828      0.10
     Verso Paper Holdings LLC, Term Loan B, 6.58%, 8/01/13                United States      2,609,364       2,460,656      0.44
                                                                                                        --------------  --------
                                                                                                             8,231,158      1.46
                                                                                                        --------------  --------
     REAL ESTATE DEVELOPMENT
     CB Richard Ellis Services Inc., Term Loan B, 5.459%, 12/20/13        United States      2,930,129       2,715,146      0.49
                                                                                                        --------------  --------
     REAL ESTATE INVESTMENT TRUSTS
     Capital Automotive REIT, Term Loan B, 6.39%, 12/15/10                United States      1,001,400         959,751      0.17
     Macerich Co., Term Loan B, 6.188%, 4/25/10                           United States      3,500,000       3,383,450      0.60
                                                                                                        --------------  --------
                                                                                                             4,343,201      0.77
                                                                                                        --------------  --------
     RECREATIONAL PRODUCTS
     Mega Bloks Inc., Term Loan B, 5.50%, 7/26/12                             Canada         3,532,272       3,155,802      0.56
                                                                                                        --------------  --------
     RESTAURANTS
     Arby's Restaurant Holdings LLC, Term Loan B, 5.494% - 7.08%,
       7/25/12                                                            United States      1,811,068       1,728,121      0.31
     OSI Restaurant Partners LLC (Outback),
        Pre-Funded Revolving Credit, 4.878%, 6/14/13                      United States        127,868         104,615      0.02
        Term Loan B, 5.563%, 6/14/14                                      United States      1,611,139       1,307,069      0.23
                                                                                                        --------------  --------
                                                                                                             3,139,805      0.56
                                                                                                        --------------  --------
     SEMICONDUCTORS
     Fairchild Semiconductor Corp., Initial Term Loan, 6.33%, 6/26/13     United States      1,930,785       1,816,251      0.32
                                                                                                        --------------  --------
     SPECIALTY STORES
     Dollar General Corp., Tranche B-1 Term Loan, 7.71%, 7/07/14          United States      1,400,000       1,248,702      0.22
     Pantry Inc., Term Loan B, 5.03%, 5/14/14                             United States        861,439         777,664      0.14
                                                                                                        --------------  --------
                                                                                                             2,026,366      0.36
                                                                                                        --------------  --------
     SPECIALTY TELECOMMUNICATIONS
     CommScope Inc., Term Loan B, 5.771% - 7.358%, 12/27/14               United States      2,000,000       1,923,580      0.34
     NTELOS Inc., Term Loan B-1, 5.53%, 8/24/11                           United States      1,774,851       1,702,846      0.31
     West Corp., Term Loan B-2, 7.75%, 10/24/13                           United States      3,150,124       2,915,046      0.52
     Windstream Corp., Tranche B-1, 5.50%, 7/17/13                        United States        773,763         744,267      0.13
                                                                                                        --------------  --------
                                                                                                             7,285,739      1.30
                                                                                                        --------------  --------
     TRUCKS/CONSTRUCTION/FARM MACHINERY
     Oshkosh Truck Corp.,
        Term Loan A, 6.65%, 12/06/11                                      United States      1,312,500       1,254,251      0.23
        Term Loan B, 6.90%, 12/06/13                                      United States      4,732,670       4,396,007      0.78
                                                                                                        --------------  --------
                                                                                                             5,650,258      1.01
                                                                                                        --------------  --------
     WHOLESALE DISTRIBUTORS
     Interline Brands,
        Delayed Draw Term Loan, 5.02%, 6/23/13                            United States      1,010,678         986,047      0.18
        Term Loan B, 5.02%, 6/23/13                                       United States        698,516         681,493      0.12
                                                                                                        --------------  --------
                                                                                                             1,667,540      0.30
                                                                                                        --------------  --------
     WIRELESS COMMUNICATIONS
     Alltel Communications Corp., Term Loan B-3, 6.773%, 5/18/15          United States      3,192,000       2,915,342      0.52
                                                                                                        --------------  --------
     TOTAL SENIOR FLOATING RATE INTERESTS (COST $497,357,918)                                              461,807,534     82.15
                                                                                                        --------------  --------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

     SHORT TERM INVESTMENT (COST $51,478,199)
  g  REPURCHASE AGREEMENT
     Joint Repurchase Agreement, 2.599%, 2/01/08 (Maturity Value
       $51,481,915)                                                       United States  $  51,478,199  $   51,478,199      9.16
        ABN AMRO Bank, NV, New York Branch (Maturity Value $4,353,826)
        Banc of America Securities LLC (Maturity Value $4,353,826)
        Barclays Capital Inc. (Maturity Value $4,353,826)
        BNP Paribas Securities Corp. (Maturity Value $4,353,826)
        Credit Suisse Securities (USA) LLC (Maturity Value $4,353,826)
        Deutsche Bank Securities Inc. (Maturity Value $4,353,826)
        Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value
          $4,353,826)
        Goldman, Sachs & Co. (Maturity Value $4,353,826)
        Greenwich Capital Markets Inc. (Maturity Value $4,353,826)
        Lehman Brothers Inc. (Maturity Value $3,589,829)
        Merrill Lynch Government Securities Inc. (Maturity Value
          $4,353,826)
        UBS Securities LLC (Maturity Value $4,353,826)
          Collateralized by U.S. Government Agency Securities, 2.96% -
          7.25%, 2/15/08 - 12/12/12; h U.S. Government Agency Discount
          Notes, 2/08/08 - 8/01/12 and U.S. Treasury Notes, 4.375% -
          5.75%, 8/15/10 - 2/15/12
                                                                                                        --------------  --------

     TOTAL INVESTMENTS (COST $548,836,117)                                                                 513,285,733     91.31
     OTHER ASSETS, LESS LIABILITIES                                                                         48,877,637      8.69
                                                                                                        --------------  --------
     NET ASSETS                                                                                         $  562,163,370    100.00
                                                                                                        --------------  --------

SELECTED PORTFOLIO ABBREVIATIONS

L/C     Letter of Credit
REIT    Real Estate Investment Trust

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c See Note 1(d) regarding senior floating rate interests.

d Rounds to less than 0.01% of net assets.

e See Note 8 regarding unfunded loan commitments.

f A portion or all of the security purchased on a when-issued or delayed delivery basis. See Note 1(c).

g See Note 1(b) regarding joint repurchase agreement.

h The security is traded on a discount basis with no stated coupon rate.


                                                             Semiannual Report |
    The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2008 (UNAUDITED)

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers                                $  497,357,918
      Cost - Repurchase agreements                                   51,478,199
                                                                 --------------
      Total cost of investments                                  $  548,836,117
                                                                 --------------
      Value - Unaffiliated issuers                               $  461,807,534
      Value - Repurchase agreements                                  51,478,199
                                                                 --------------
      Total value of investments                                    513,285,733
   Cash                                                               2,894,859
   Receivables:
      Investment securities sold                                     48,735,783
      Interest                                                        4,676,115
                                                                 --------------
         Total assets                                               569,592,490
                                                                 --------------
Liabilities:
   Payables:
      Investment securities purchased                                   942,500
      Capital shares redeemed                                         2,264,761
      Affiliates                                                        279,891
      Distributions to shareholders                                   3,567,274
      Service fee                                                        21,390
   Unrealized loss on unfunded loan commitments (Note 8)                229,144
   Accrued expenses and other liabilities                               124,160
                                                                 --------------
         Total liabilities                                            7,429,120
                                                                 --------------
            Net assets, at value                                 $  562,163,370
                                                                 --------------
Net assets consist of:
   Paid-in capital                                               $  637,013,113
   Distributions in excess of net investment income                    (236,695)
   Net unrealized appreciation (depreciation)                       (35,779,528)
   Accumulated net realized gain (loss)                             (38,833,520)
                                                                 --------------
            Net assets, at value                                 $  562,163,370
                                                                 --------------
   Net asset value and maximum offering price per share
   ($562,163,370 / 61,989,142 shares outstanding)                $         9.07
                                                                 --------------


  Semiannual Report
| The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
for the period ended January 31, 2008 (unaudited)

Investment income:
   Interest                                                      $   29,088,549
                                                                 --------------
Expenses:
   Management fees (Note 3a)                                          3,144,976
   Administrative fees (Note 3b)                                        529,503
   Service fee (Note 10)                                                 21,390
   Custodian fees (Note 4)                                                8,374
   Reports to shareholders                                                3,617
   Professional fees                                                     66,112
   Trustees' fees and expenses                                           45,899
   Other                                                                 30,177
                                                                 --------------
     Total expenses                                                   3,850,048
     Expense reductions (Note 4)                                         (7,619)
     Expenses waived/paid by affiliates (Note 3d)                    (1,495,923)
                                                                 --------------
       Net expenses                                                   2,346,506
                                                                 --------------
         Net investment income                                       26,742,043
                                                                 --------------
Realized and unrealized losses:
   Net realized gain (loss) from investments                        (25,859,951)
   Net change in unrealized appreciation
     (depreciation) on investments                                   (7,368,222)
                                                                 --------------
Net realized and unrealized gain (loss)                             (33,228,173)
                                                                 --------------
Net increase (decrease) in net assets resulting from
   operations                                                    $   (6,486,130)
                                                                 --------------


  Semiannual Report
| The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SIX MONTHS ENDED
                                                                             JANUARY 31, 2008     YEAR ENDED
                                                                               (UNAUDITED)       JULY 31, 2007
                                                                            -------------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income                                                  $      26,742,043   $    72,617,623
     Net realized gain (loss) from investments                                    (25,859,951)       (2,377,692)
     Net change in unrealized appreciation (depreciation) on
       investments                                                                 (7,368,222)      (27,572,215)
                                                                            -------------------------------------
       Net increase (decrease) in net assets resulting from operations             (6,486,130)       42,667,716
                                                                            -------------------------------------

   Distributions to shareholders from net investment income                       (26,729,736)      (72,772,124)
   Capital share transactions (Note 2)                                           (474,340,877)      (41,029,763)
                                                                            -------------------------------------
       Net increase (decrease) in net assets                                     (507,556,743)      (71,134,171)
Net assets:
   Beginning of period                                                          1,069,720,113     1,140,854,284
                                                                            -------------------------------------
   End of period                                                            $     562,163,370   $ 1,069,720,113
                                                                            -------------------------------------
Distributions in excess of net investment income included in net assets:
   End of period                                                            $        (236,695)  $      (249,002)
                                                                            -------------------------------------


  Semiannual Report
| The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a non-diversified, open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series (Fund), which is organized as a partnership for tax purposes. The shares are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund's accounting policies.

A.    SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B.    JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on January 31, 2008. The joint repurchase agreement is valued at cost.

C.    SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D.    SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D.    SENIOR FLOATING RATE INTERESTS (CONTINUED)

corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

E.    INCOME TAXES

No provision has been made for income taxes because all income, expenses, gains and losses are allocated to the partners for inclusion in their individual income tax returns.

F.    SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. The Fund's net investment income is proportionately allocated to the partners daily and distributed monthly. Net capital gains (or losses) realized by the Fund will be allocated proportionately to each partner and will not be distributed. Distributions to partners are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

G.    ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H.    GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.    SHARES OF BENEFICIAL INTEREST

At January 31, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                  SIX MONTHS ENDED                   YEAR ENDED
                                  JANUARY 31, 2008                  JULY 31, 2007
                           --------------------------------------------------------------
                              Shares          Amount           Shares         Amount
                           --------------------------------------------------------------
Shares sold                  1,636,891   $    15,404,249     31,322,400   $  306,179,057
Shares redeemed            (52,158,009)     (489,745,126)   (35,593,260)    (347,208,820)
                           --------------------------------------------------------------
Net increase (decrease)    (50,521,118)  $  (474,340,877)    (4,270,860)  $  (41,029,763)
                           --------------------------------------------------------------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3.    TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                       AFFILIATION
--------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                               Investment manager
Franklin Templeton Services, LLC (FT Services)                   Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)    Transfer agent

A.    MANAGEMENT FEES

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

B.    ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

    ANNUALIZED FEE RATE      NET ASSETS
--------------------------------------------------------------------------------
          0.150%             Up to and including $200 million
          0.135%             Over $200 million, up to and including $700 million
          0.100%             Over $700 million, up to and including $1.2 billion
          0.075%             In excess of $1.2 billion

C.    TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

D.    WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees. Additionally, Advisers agreed in advance to voluntarily waive a portion of management fees. Total expenses waived by FT Services and Advisers are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. FT Services and Advisers may discontinue this waiver at any time upon notice to the Fund's Board of Trustees.

E.    OTHER AFFILIATED TRANSACTIONS

At January 31, 2008, the shares of the Fund were owned by the following entities:

              ENTITY                              SHARES
-------------------------------------------------------------
Franklin Floating Rate Fund, PLC                   61,969,142
Franklin Resources, Inc.                               10,000
Templeton Investment Counsel, LLC                      10,000
                                                 ------------
TOTAL                                              61,989,142
                                                 ============

4.    EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2008, the custodian fees were reduced as noted in the Statement of Operations.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5.    INCOME TAXES

At January 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                                           $    548,831,534
                                                              ================

Unrealized appreciation                                       $          2,175
Unrealized depreciation                                            (35,547,976)
                                                              ----------------
Net unrealized appreciation (depreciation)                    $    (35,545,801)
                                                              ================

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts and premiums.

6.    INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2008, aggregated $62,462,816 and $602,851,886, respectively.

7.    CREDIT RISK

The Fund has 83.90% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities.

8.    UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At January 31, 2008, unfunded commitments were as follows:

                                                                                              UNFUNDED
BORROWER                                                                                     COMMITMENT
--------------------------------------------------------------------------------------------------------
Bausch & Lomb Inc., Delayed Draw Term Loan                                                  $     60,000
Community Health Systems Inc., Delayed Draw Term Loan                                            271,030
Conseco Inc., Revolver                                                                         4,000,000
Greektown Holdings LLC, Delayed Draw Term Loan                                                   500,000
Iasis Healthcare LLC, Delayed Draw Term Loan                                                     248,013
Las Vegas Sands LLC, Delayed Draw I Term Loan                                                    240,000
Laureate Education Inc., Delayed Draw Term Loan                                                  258,065
Pantry Inc., Delayed Draw Term Loan                                                              247,362
Sealy Mattress Co., Revolver                                                                     337,500
United Surgical Partners International Inc., Delayed Draw Term Loan                               66,255
Univision Communications Inc., Delayed Draw Term Loan                                            218,121
                                                                                            ------------
                                                                                            $  6,446,346
                                                                                            ============

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

8.    UNFUNDED LOAN COMMITMENTS (CONTINUED)

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized gain or loss is included in the Statement of Assets and Liabilities and Statement of Operations.

9.    SHAREHOLDER DISTRIBUTIONS

For the period ended January 31, 2008, the Fund made the following distributions:

PAYMENT DATE                                                  AMOUNT PER SHARE
------------------------------------------------------------------------------
       8/31/2007                                                  $   0.056438
       9/28/2007                                                  $   0.053764
      10/31/2007                                                  $   0.056294
      11/30/2007                                                  $   0.051925
      12/31/2007                                                  $   0.051772
       1/31/2008                                                  $   0.051420
==============================================================================
TOTAL                                                             $   0.321613

Daily distribution information is available at the registered office upon request

10.   CREDIT FACILITY

The Fund participates in a $200 million senior secured joint advised line of credit to fund shareholder redemptions, which ends on August 26, 2008. Interest on outstanding draws is charged at the Federal Funds Rate plus 0.60%. Credit available to the fund is limited to $100 million. Fees for the credit line are charged over the term of the line. The fund must segregate securities at a ratio of 5:1 to the extent there are any advances outstanding on the line of credit. During the period ended January 31, 2008, the fund did not utilize the line.

11.   FUND LITIGATION

On July 6, 2003, Adelphia Communications Corp. ("Adelphia") and related parties, along with its Official Committee of Unsecured Creditors, (collectively "Plaintiffs") filed an adversary proceeding in the then-pending Adelphia bankruptcy case in the U.S. Bankruptcy Court for the Southern District of New York against more than 400 banks, financial services companies, insurance companies, investment banks, mutual funds and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties. Named defendants included Franklin CLOs I - III, Franklin Floating Rate Daily Access Fund (individually and as successor to the Franklin Floating Rate Trust's interests in the credit facilities at issue), Franklin Floating Rate Trust, and Franklin Floating Rate Master Series (collectively the "Franklin Defendants"). In addition, Advisers was originally named as a defendant, but later dismissed from the lawsuit. The complaint alleged that the purchasers of this bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders and sought avoidance of the loans and recovery of fraudulent transfers (the "Complaint"). The agent bank and investment bank defendants moved to dismiss the Complaint, which the Bankruptcy Court granted in part and denied in part, with leave to amend the Complaint. The reference to the bankruptcy was withdrawn and the matter is now before the United States District Court for the Southern District of New York.

On October 22, 2007, Plaintiffs filed an amended complaint, largely duplicating the allegations in the original Complaint, and adding hundreds of additional syndicate lender defendants (the "Amended Complaint"). The Franklin Defendants moved to dismiss the Amended Complaint on December 20, 2007. Discovery for the non-agent bank defendants, including the Franklin Defendants, continues to be stayed.

Because the litigation is still in its earliest stages, it is not possible to predict the outcome of the lawsuit.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

12.   REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (SEC), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (marketing support), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the Company), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and Fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

13.   NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (FIN 48), on January 31, 2008. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions for each of the three open tax years as of July 31, 2007 and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954-527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  March 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  March 27, 2008